CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary Shares [Member]		Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Noncontrolling Interest [Member]	Total
Begining Balance at Dec. 31, 2016	$ 74		$ 5,527	$ 3,154	$ 166		$ 8,921
Begining Balance, Shares at Dec. 31, 2016	26,250,393
Net income				8,819			8,819
Other comprehensive income, net					375		375
Share-based compensation			2,436				2,436
Adjustment to redemption value of redeemable non-controlling interest				(1,154)			(1,154)
Waiver of redeemable non-controlling interests (see note 11b)
Exercise of options		[1]	56				56
Exercise of options, shares	100,091
Ending Balance at Dec. 31, 2017	$ 74		8,019	10,819	541		19,453
Ending Balance, shares at Dec. 31, 2017	26,350,484
Impact of adoption of new accounting standard at Dec. 31, 2018				316	(316)
BALANCE, as adjusted at Dec. 31, 2018	$ 74		8,019	11,135	225		19,453
BALANCE, as adjusted, shares at Dec. 31, 2018	26,350,484
Net income				22,371		(6)	22,365
Other comprehensive income, net					(159)	5	(154)
Share-based compensation			1,947				1,947
Adjustment to redemption value of redeemable non-controlling interest				(535)			(535)
Waiver of redeemable non-controlling interests (see note 11b)						1,414	1,414
Exercise of options		[1]	186				186
Exercise of options, shares	331,929
Ending Balance at Dec. 31, 2018	$ 74		10,152	32,971	66	1,413	44,676
Ending Balance, shares at Dec. 31, 2018	26,682,413
Net income				61,145		13	61,158
Other comprehensive income, net					58	(6)	52
Share-based compensation			1,557				1,557
Adjustment to redemption value of redeemable non-controlling interest				(130)			(130)
Waiver of redeemable non-controlling interests (see note 11b)						2,317	2,317
Initial public offering of ordinary shares, net of offering costs	$ 16		69,768				69,794
Initial public offering of ordinary shares, net of offering costs, shares	5,500,000
Exercise of options	$ 3		386				389
Exercise of options, shares	616,669
Ending Balance at Dec. 31, 2019	$ 93		$ 81,863	$ 93,986	$ 124	$ 3,737	$ 179,803
Ending Balance, shares at Dec. 31, 2019	32,799,082

[1]	Representing an amount less than one thousand.